CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Time Charter Revenues	$ 164,005	$ 220,785	$ 255,669
Other revenues	447	2,447	1,117
EXPENSES:
Voyage expenses	8,119	8,274	10,597
Vessel operating expenses	77,211	66,293	55,375
Depreciation and amortization of deferred charges	64,741	62,010	55,278
General and administrative expenses	23,724	24,913	25,123
Foreign currency gain	(690)	(1,374)	(503)
Operating income / (loss)	(8,653)	63,116	110,916
OTHER INCOME / (EXPENSES):
Interest and finance costs	(8,140)	(7,618)	(4,924)
Interest and other income	1,800	1,432	1,033
Loss from derivative instruments	(118)	(518)	(737)
Income / (loss) from investment in Diana Containerships Inc.	(6,094)	(1,773)	1,207
Total other expenses, net	(12,552)	(8,477)	(3,421)
Net income / (loss)	(21,205)	54,639	107,495
Loss assumed by non-controlling interests	0	0	2
Net income / (loss) attributed to Diana Shipping Inc.	$ (21,205)	$ 54,639	$ 107,497
Earnings / (loss) per share basic and diluted	$ (0.26)	$ 0.67	$ 1.33
Weighted average number of common shares, basic	81,328,390	81,083,485	81,081,774
Weighted average number of common shares, diluted	81,328,390	81,083,485	81,124,348